NATURE OF OPERATIONS (Details Textual)	1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Feb. 26, 2015 shares	Mar. 31, 2016 USD ($) shares	Mar. 31, 2015 USD ($) shares	Dec. 31, 2015 USD ($) shares	Dec. 31, 2014 USD ($) shares	Mar. 31, 2016 USD ($) shares	Dec. 31, 2015 USD ($) shares	Mar. 31, 2015 USD ($) shares	Mar. 31, 2014 USD ($)	Dec. 31, 2013 shares
Working Capital Surplus (Deficit)		$ 187,156	$ (2,599,374)	$ 890,885	$ (128,361)	$ 187,156	$ 890,885	$ (2,599,374)
Stockholders' Equity Attributable to Parent		263,906	(2,498,745)	$ 977,988	(50,439)	263,906	977,988	(2,498,745)	$ (774,626)
Comprehensive Income (Loss), Net of Tax, Attributable to Parent		$ (1,004,092)	$ (7,609,347)		$ (2,489,137)	$ 1,036,148	$ (5,569,107)	$ (10,098,484)
Stockholders' Equity, Reverse Stock Split					1-for-0.831105
Common Stock, Shares Authorized | shares		150,000,000	150,000,000	150,000,000	200,000,000	150,000,000	150,000,000	150,000,000		200,000,000
Net Income (Loss) Attributable to Parent		$ (1,004,092)	$ (7,634,146)	$ 2,040,240	$ (2,464,747)	$ 1,036,148	$ (5,593,906)	$ (10,098,893)
Share Exchange Agreement [Member]
Stock Issued During Period, Shares, New Issues | shares	50,000,000
Debt Instrument, Convertible, Conversion Ratio	3.14
Variable Interest Entity, Qualitative or Quantitative Information, Ownership Percentage	100.00%